Expense Example, No Redemption {- Franklin Mutual Financial Services Fund} - Franklin Mutual Series Funds-31 - Franklin Mutual Financial Services Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 217
3 Years	670
5 Years	1,149
10 Years	$ 2,472